TREASURY SHARES AND REVERSE ADS SPLIT - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Mar. 19, 2024
TREASURY SHARES AND REVERSE ADS SPLIT
Number of ADSs repurchased	1,306,486
Shares repurchased, amount	$ 17,400
Shares cancelled, shares	438,137
Treasury stock, Number of ADSs	868,349	1,332,047
Treasury stock, shares (in shares)	24,818	1,332,047
Discontinued Operations | Blockchain Dynamics Limited
TREASURY SHARES AND REVERSE ADS SPLIT
Ordinary shares			1,307,229
Par value			$ 0.04